[CRESTAR LOGO OMITTED]

U.S. GOVERNMENT SECURITIES
MONEY FUND

PRIME OBLIGATIONS FUND


MANAGED BY
Crestar Asset Management Company


                               SEMI-ANNUAL REPORT
                               ------------------
                                  July 31, 1998

Dear Shareholder:

The Prime Obligations Fund and the U.S. Government Securities Money Fund managed by Crestar Asset Management Company ended the period July 31, 1998 with strong performance. During the past year, the combined funds have experienced both growth in assets and high-ranking investment performance compared to its peer group.

The Prime Obligations Fund had total assets of $732.2 million as of July 31, 1998 -- an increase of 35.6% from a year ago. The 7-day effective yield was 5.61%, compared to 5.74% on July 31, 1997, and the 1-year total return of 5.67% was ranked in the top 9% of all institutional money funds by Lipper Analytical Services.

The U.S. Government Securities Money Fund also performed well during this period. Although total assets were off 6.1% from July 31, 1997 to $619.9 million, the 1-year total return of 5.54% was ranked in the top 14% of all government-only institutional money market funds according to Lipper Analytical Services. The 7-day effective yield was 5.43% on July 31 compared to 5.61% a year ago. Combined assets of the two funds were up 12.7% during the twelve-month period to $1,352.1 million.

A REVIEW OF THE SIX MONTHS:

In our last report, we expressed our belief that the financial crisis in Asia would keep Federal Reserve monetary policy neutral, despite continued growth in the economy. Robust consumer spending pushed the economy higher during the first half of the year, despite a sharp deterioration in the trade balance. And despite some acceleration in wage growth in recent months and a low unemployment rate, falling commodity prices have kept inflation near historically low levels.

The impact of these events on money markets has been limited, with one-year Treasury bill yields fluctuating between 51/4% and 51/2%. However, the deterioration on exports has raised investor concerns regarding debt quality causing relative spreads for commercial paper to widen.

THE NEAR TERM ECONOMIC OUTLOOK:

The tension between favorable news for consumers and deteriorating conditions for trade manufacturers is likely to continue in the months ahead. Low mortgage rates, tight labor markets and steady prices suggest additional gains in consumer spending in the second half of the year though perhaps at a more sustainable pace by historical standards. Unfortunately, the crisis in Asia, Russia and developing countries is not yet under control, and the negative impact could spread.

The key unknown in the outlook is the magnitude and duration of the weakness in the Far East. Under these conditions, the Federal Reserve could continue to stay on the sidelines as they have for over a year. Our strategy will be to look for opportunities to enhance yield in the funds, while maintaining a close watch on credit quality.

On behalf of all of us who manage the Prime Obligations and U.S. Government Securities Money Funds, let me thank you again for the opportunity to serve you. Please let us know if there is more we can do to help you fulfill your investment objectives.

                                   Sincerely,


                                   /S/ SIGNATURE
                                   Ben L. Jones, CFA
                                   President and Chief Investment Officer
                                   Crestar Asset Management Company

STATEMENT OF NET ASSETS                                           THE ARBOR FUND
July 31, 1998                                                       (Unaudited)

   Face
  Amount                                                                                                   Value
   (000)    U.S. GOVERNMENT SECURITIES MONEY FUND                                                          (000)
-----------------------------------------------------------------------------------------------------------------
            U.S. GOVERNMENT AGENCY OBLIGATIONS -- 62.0%
            FFCB
  $ 25,000       5.500%,  04/01/99 ....................................................................  $ 24,974
            FHLB
    20,000       5.630%,  06/15/99 ....................................................................    20,005
            FHLB (A)
    35,000       5.383%,  08/05/98 ....................................................................    34,990
    35,000       5.486%,  08/05/98 ....................................................................    34,994
    20,000       5.488%,  08/05/98 ....................................................................    19,994
            FHLMC
    20,000       5.800%,  12/18/98 ....................................................................    20,004
    20,000       5.505%,  03/12/99 ....................................................................    19,989
            FHLMC (A)
    50,000       5.515%,  08/04/98 ....................................................................    50,000
            FNMA
    35,000       5.410%,  08/24/98 ....................................................................    34,882
    25,000       5.710%,  09/09/98 ....................................................................    24,998
    20,000       5.425%,  10/13/98 ....................................................................    19,780
    20,000       5.540%,  07/16/99 ....................................................................    19,988
            FNMA MTN
    20,000       5.410%,  02/23/99 ....................................................................    19,979
    20,000       5.570%,  05/07/99 ....................................................................    19,981
            SLMA (A)
    20,000       5.301%,  08/02/98 ....................................................................    19,994
-----------------------------------------------------------------------------------------------------------------
                     Total U.S. Government Agency Obligations (Cost $384,552) .........................   384,552
-----------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 37.8%
            First Boston Securities, 5.68%, dated 07/31/98, matures 08/03/98, repurchase price
                 $30,014,200 (collateralized by U.S. Government Agency Instruments:
    30,000       total market value $30,902,601) ......................................................    30,000
            Greenwich Securities, 5.63%, dated 07/31/98, matures 08/03/98, repurchase price
                 $83,078,608 (collateralized by U.S. Government Agency Instruments:
    83,040       total market value $84,704,397) ......................................................    83,040
            JP Morgan, 5.63%, dated 07/31/98, matures 08/03/98, repurchase price
                 $15,977,450 (collateralized by various GNMA Obligations:
    15,970       total market value $16,289,357) ......................................................    15,970
            Merrill Lynch Securities, 5.63%, dated 07/31/98, matures 08/03/98, repurchase price
                 $23,818,914 (collateralized by GNMA Obligation:
    23,808       total market value $24,287,315) ......................................................    23,808
            Paine Webber, 5.63%, dated 07/31/98, matures 08/03/98, repurchase price
                 $81,661,839 (collateralized by various GNMA Obligations:
    81,623       total market value $83,258,441) ......................................................    81,623
-----------------------------------------------------------------------------------------------------------------
                     Total Repurchase Agreements (Cost $234,441) ......................................   234,441
-----------------------------------------------------------------------------------------------------------------
            Total Investments--99.8% (Cost $618,993) ..................................................   618,993
-----------------------------------------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- 0.2%
            Other Assets and Liabilities, Net .........................................................       930
-----------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS                                           THE ARBOR FUND
July 31, 1998                                                        (Unaudited)

                                                                                                          Value
            U.S. GOVERNMENT SECURITIES MONEY FUND (concluded)                                             (000)
-----------------------------------------------------------------------------------------------------------------
            NET ASSETS:
            Portfolio Shares (unlimited authorization -- no par value) based on 619,948,184 outstanding shares of beneficial interest ...............................................  $619,948
            Accumulated net realized loss on investments ..............................................       (25)
-----------------------------------------------------------------------------------------------------------------
                     Total Net Assets--100.0% .........................................................  $619,923
-----------------------------------------------------------------------------------------------------------------
                     Net Asset Value, Offering and Redemption Price Per Share .........................     $1.00
=================================================================================================================

(A) Adjustable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect on July 31, 1998. The date shown is the next scheduled reset date.
FFCB -- Federal Farm Credit Bank
FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA --Government National Mortgage Association
MTN -- Medium Term Note
SLMA -- Student Loan Marketing Association



    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS                                           THE ARBOR FUND
July 31, 1998                                                        (Unaudited)

   Face
  Amount                                                                                                   Value
   (000)    PRIME OBLIGATIONS FUND                                                                         (000)
-----------------------------------------------------------------------------------------------------------------
            COMMERCIAL PAPER -- 17.5%
            FINANCIAL SERVICES -- 17.5%
            CS First Boston
   $10,000       5.800%,  05/06/99 ....................................................................  $ 10,000
            Ford Motor Credit
    10,000       5.710%,  10/02/98 ....................................................................     9,906
    20,000       5.450%,  01/13/99 ....................................................................    19,500
            General Electric Capital
    15,000       5.520%,  08/17/98 ....................................................................    14,964
    25,000       5.470%,  09/25/98 ....................................................................    24,791
            General Motors Acceptance
    10,000       5.510%,  08/17/98 ....................................................................     9,976
            Goldman Sachs
    10,000       5.480%,  02/09/99 ....................................................................     9,708
            Merrill Lynch
     5,000       5.850%,  09/04/98 ....................................................................     4,973
    15,000       5.551%,  11/13/98 ....................................................................    14,769
    10,000       5.470%,  02/26/99 ....................................................................     9,682
-----------------------------------------------------------------------------------------------------------------
                     Total Financial Services .........................................................   128,269
-----------------------------------------------------------------------------------------------------------------
                     Total Commercial Paper (Cost $128,269) ...........................................   128,269
-----------------------------------------------------------------------------------------------------------------
            CORPORATE BONDS -- 19.8%
            BANKING -- 4.1%
            PNC Bank (A)
    10,000       5.540%,  08/01/98 ....................................................................     9,994
    20,000       5.550%,  08/01/98 ....................................................................    19,991
-----------------------------------------------------------------------------------------------------------------
                     Total Banking ....................................................................    29,985
-----------------------------------------------------------------------------------------------------------------
            FINANCIAL SERVICES -- 9.6%
            Associates MTN
     5,000       6.750%,  06/28/99 ....................................................................     5,039
            Bear Stearns MTN
    10,000       5.700%,  03/02/99 ....................................................................    10,000
    15,000       5.715%,  07/30/99 ....................................................................    15,000
            Beta Finance (A)
    25,000       5.600%,  08/01/98 ....................................................................    25,000
            CS First Boston (A)
    15,000       5.610%,  08/01/98 ....................................................................    15,000
-----------------------------------------------------------------------------------------------------------------
                     Total Financial Services .........................................................    70,039
-----------------------------------------------------------------------------------------------------------------
            INDUSTRIAL -- 6.1%
            International Business Machines (A)
    15,000       5.605%,  08/01/98 ....................................................................    14,998
            PHH MTN (A)
    10,000       5.610%,  08/01/98 ....................................................................     9,999
    20,000       5.690%,  08/01/98 ....................................................................    19,999
-----------------------------------------------------------------------------------------------------------------
                     Total Industrial .................................................................    44,996
-----------------------------------------------------------------------------------------------------------------
                     Total Corporate Bonds (Cost $145,020) ............................................   145,020
-----------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (continued)                               THE ARBOR FUND
July 31, 1998                                                        (Unaudited)

   Face
  Amount                                                                                                   Value
   (000)    PRIME OBLIGATIONS FUND (continued)                                                             (000)
-----------------------------------------------------------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- 18.6%
            Bankers Trust
   $15,000       5.970%,  08/28/98 ....................................................................  $ 15,000
     5,000       5.835%,  10/05/98 ....................................................................     4,999
            Bankers Trust (A)
    10,000       5.600%,  08/01/98 ....................................................................     9,997
    10,000       5.650%,  08/01/98 ....................................................................    10,000
            Barclays Bank
    15,000       5.645%,  03/02/99 ....................................................................    14,995
            CS First Boston
     5,000       5.920%,  12/14/98 ....................................................................     5,000
            NationsBank
    30,000       5.600%,  12/21/98 ....................................................................    30,000
            Societe Generale
     5,000       5.970%,  09/15/98 ....................................................................     5,000
    15,000       5.850%,  12/17/98 ....................................................................    14,996
     5,000       5.670%,  03/11/99 ....................................................................     4,999
            Swiss Bank
    21,000       5.750%,  05/07/99 ....................................................................    20,997
-----------------------------------------------------------------------------------------------------------------
                     Total Certificates of Deposit (Cost $135,983) ....................................   135,983
-----------------------------------------------------------------------------------------------------------------
            BANK NOTES -- 8.2%
            First of America Bank
    10,000       5.940%,  08/31/98 ....................................................................    10,000
            First Union
    20,000       5.660%,  04/15/99 ....................................................................    20,000
            Key Bank (A)
    30,000       5.700%,  08/01/98 ....................................................................    30,000
-----------------------------------------------------------------------------------------------------------------
                     Total Bank Notes (Cost $60,000) ..................................................    60,000
-----------------------------------------------------------------------------------------------------------------
            INSURANCE FUNDING AGREEMENTS -- 12.3%
            General American Life Insurance GIC (A) (B)
    45,000       5.850%,  08/01/98 ....................................................................    45,000
            Integrity Life Insurance GIC (A) (B)
    45,000       5.850%,  08/01/98 ....................................................................    45,000
-----------------------------------------------------------------------------------------------------------------
                     Total Insurance Funding Agreements (Cost $90,000) ................................    90,000
-----------------------------------------------------------------------------------------------------------------
            REPURCHASE AGREEMENTS -- 22.6%
            Greenwich Securities, 5.63%, dated 07/31/98, matures 08/03/98, repurchase price
                 $31,797,190 (collateralized by U.S. Treasury Instruments:
    31,782       total market value $32,422,084) ......................................................    31,782
            JP Morgan, 5.63%, dated 07/31/98, matures 08/03/98, repurchase price
                 $21,080,043 (collateralized by various GNMA obligations:
    21,070       total market value $21,491,561) ......................................................    21,070
            Merrill Lynch Securities, 5.63%, dated 07/31/98, matures 08/03/98, repurchase price
                 $15,263,920 (collateralized by various GNMA obligations:
    15,257        total market value $15,563,554) .....................................................    15,257
            Paine Webber, 5.63%, dated 07/31/98, matures 08/03/98, repurchase price
                 $97,185,735 (collateralized by various GNMA obligations:
    97,140       total market value $99,084,392) ......................................................    97,140
-----------------------------------------------------------------------------------------------------------------
                     Total Repurchase Agreements (Cost $165,249) ......................................   165,249
-----------------------------------------------------------------------------------------------------------------

STATEMENT OF NET ASSETS (concluded)                               THE ARBOR FUND
July 31, 1998                                                        (Unaudited)

   Face
  Amount                                                                                                   Value
   (000)    PRIME OBLIGATIONS FUND (concluded)                                                             (000)
-----------------------------------------------------------------------------------------------------------------
            CASH EQUIVALENT -- 4.1%
  $30,000   Aim Liquid Assets Portfolio ...............................................................  $ 30,000
-----------------------------------------------------------------------------------------------------------------
                     Total Cash Equivalent (Cost $30,000) .............................................    30,000
-----------------------------------------------------------------------------------------------------------------
            Total Investments--103.1% (Cost $754,521) .................................................   754,521
-----------------------------------------------------------------------------------------------------------------
            OTHER ASSETS AND LIABILITIES -- (3.1%)
            Other Assets and Liabilities, Net .........................................................   (22,286)
-----------------------------------------------------------------------------------------------------------------
            NET ASSETS:
                     Portfolio Shares (unlimited authorization -- no par value) based on
                       732,237,629 outstanding shares of beneficial interest ..........................   732,238
                     Accumulated net realized loss on investments .....................................        (3)
-----------------------------------------------------------------------------------------------------------------
                     Total Net Assets--100.0% .........................................................  $732,235
-----------------------------------------------------------------------------------------------------------------
                     Net Asset Value, Offering and Redemption Price Per Share .........................     $1.00
=================================================================================================================

(A) Adjustable Rate Security -- The rate reported on the Statement of Net Assets is the rate in effect on July 31, 1998. The date shown is the next scheduled reset date.
(B) The contract has no stated maturity date, but may be terminated unconditionally by the fund at anytime upon at least 7 days notice to the issuer.
GIC -- Guaranteed Investment Contract
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS                                           THE ARBOR FUND
For the Six Month Period Ended July 31, 1998                         (Unaudited)

                                                                             (IN THOUSANDS)
                                                                   --------------------------------
                                                                    U.S. GOVERNMENT        PRIME
                                                                      SECURITIES        OBLIGATIONS
                                                                      MONEY FUND           FUND
---------------------------------------------------------------------------------------------------
Investment Income:
   Interest Income ...............................................      $18,813          $20,995
---------------------------------------------------------------------------------------------------
Expenses:
   Administrative Fees ...........................................          269              295
   Waiver of Administrative Fees .................................         (112)            (123)
   Investment Advisory Fees ......................................          673              737
   Waiver of Advisory Fees .......................................         (383)            (368)
   Custodian Fees ................................................          107              101
   Transfer Agent Fees ...........................................          101              109
   Professional Fees .............................................           16               15
   Registration Fees .............................................           40               15
   Insurance Expense .............................................            3                3
   Trustees Fees .................................................            4                4
   Printing Fees .................................................            4                4
   Pricing Fees ..................................................           --               --
   Amortization of Deferred Organizational Costs .................            2                2
   Other .........................................................            1                1
---------------------------------------------------------------------------------------------------
     Total Expenses ..............................................          725              795
---------------------------------------------------------------------------------------------------
   Net Investment Income .........................................       18,088           20,200
---------------------------------------------------------------------------------------------------
   Net Realized Gain (Loss) on Investments .......................           --               --
---------------------------------------------------------------------------------------------------
   Increase in Net Assets Resulting from Operations ..............      $18,088          $20,200
===================================================================================================

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF CHANGES IN NET ASSETS                                THE ARBOR FUND
For the Six Month Period Ended July 31, 1998 (Unaudited) and for the Period Ended January 31, 1998

                                                                                 (IN THOUSANDS)
                                                           -------------------------------------------------------
                                                                 U.S. GOVERNMENT                   PRIME
                                                                   SECURITIES                   OBLIGATIONS
                                                                   MONEY FUND                      FUND
------------------------------------------------------------------------------------------------------------------
                                                            02/01/98      02/01/97        02/01/98      02/01/97
                                                           TO 07/31/98   TO 01/31/98     TO 07/31/98   TO 01/31/98
------------------------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income .................................  $ 18,088       $ 37,262        $ 20,200     $ 31,705
   Net Realized Gain (Loss) on Investments ...............        --              3              --           (3)
-----------------------------------------------------------------------------------------------------------------
Increase in Net Assets Resulting from Operations .........    18,088         37,265          20,200       31,702
-----------------------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income .................................   (18,088)       (37,262)        (20,201)     (31,704)
   Capital Gains .........................................        --             --              --           --
-----------------------------------------------------------------------------------------------------------------
     Total Distributions .................................   (18,088)       (37,262)        (20,201)     (31,704)
-----------------------------------------------------------------------------------------------------------------
Capital Share Transactions (all at $1.00 per share):
   Proceeds from Shares Issued ........................... 3,503,130      7,090,197       3,577,889    6,369,124
   Reinvestment of Distributions .........................     6,633          9,939           3,992        5,066
   Cost of Shares Redeemed ...............................(3,679,250)    (6,897,460)     (3,590,482)  (6,110,786)
-----------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
   from Capital Share Transactions .......................  (169,487)       202,676          (8,601)     263,404
-----------------------------------------------------------------------------------------------------------------
     Total Increase (Decrease) in Net Assets .............  (169,487)       202,679          (8,602)     263,402
-----------------------------------------------------------------------------------------------------------------
Net Assets: Beginning of Period ..........................   789,410        586,731         740,837      477,435
-----------------------------------------------------------------------------------------------------------------
Net Assets: End of Period ................................ $ 619,923      $ 789,410       $ 732,235    $ 740,837
=================================================================================================================

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                              THE ARBOR FUND
For a Share Outstanding Throughout the Period or Year

                                                                                                                         RATIO
                                                                                                              RATIO   OF EXPENSES
                       NET ASSET             DISTRIBUTIONS    NET                   NET          RATIO        OF NET  TO AVERAGE
                         VALUE       NET         FROM      ASSET VALUE             ASSETS     OF EXPENSES     INCOME   NET ASSETS
                       BEGINNING INVESTMENT NET INVESTMENT    END       TOTAL   END OF PERIOD  TO AVERAGE   TO AVERAGE (EXCLUDING
                       OF PERIOD   INCOME       INCOME      OF PERIOD   RETURN     (000)       NET ASSETS   NET ASSETS  WAIVERS)
-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------
U.S. GOVERNMENT SECURITIES MONEY FUND
-------------------------------------
For the Six Month Period Ended July 31, (unaudited):
   1998                  $1.00      0.03       (0.03)       $1.00      5.40%*    $619,923         0.22%*       5.38%*     0.37%*

For the Year Ended January 31,:
   1998                  $1.00      0.05       (0.05)       $1.00      5.52%     $789,410         0.20%        5.39%      0.37%
   1997                  $1.00      0.05       (0.05)       $1.00      5.29%     $586,731         0.20%        5.17%      0.37%
   1996                  $1.00      0.06       (0.06)       $1.00      5.88%     $514,870         0.20%        5.72%      0.37%
   1995(1)               $1.00      0.03       (0.03)       $1.00      4.98%*    $579,422         0.20%*       4.98%*     0.38%*

----------------------
PRIME OBLIGATIONS FUND
----------------------
For the Six Month Period Ended July 31, (unaudited):
   1998                  $1.00      0.03       (0.03)       $1.00      5.50%*    $732,235         0.22%*       5.48%*     0.36%*

For the Year Ended January 31,:
   1998                  $1.00      0.06       (0.06)       $1.00      5.66%     $740,837         0.20%        5.52%      0.36%
   1997                  $1.00      0.05       (0.05)       $1.00      5.45%     $477,435         0.20%        5.33%      0.38%
   1996(2)               $1.00      0.02       (0.02)       $1.00      5.82%*    $382,632         0.20%*       5.61%*     0.40%*
===================================================================================================================================

                          RATIO OF
                         NET INCOME
                         TO AVERAGE
                         NET ASSETS
                         (EXCLUDING
                           WAIVERS)
-------------------------------------
-------------------------------------
U.S. GOVERNMENT SECURITIES MONEY FUND
-------------------------------------
For the Six Month Period Ended July 31, (unaudited):
   1998                    5.23%*

For the Year Ended January 31,:
   1998                    5.22%
   1997                    5.00%
   1996                    5.55%
   1995(1)                 4.80%*

----------------------
PRIME OBLIGATIONS FUND
----------------------
For the Six Month Period Ended July 31, (unaudited):
   1998                    5.34%*

For the Year Ended January 31,:
   1998                    5.36%
   1997                    5.15%
   1996(2)                 5.41%*
=====================================

(1) Commenced operations on August 1, 1994
(2) Commenced operations on October 25, 1995 *Annualized

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                     THE ARBOR FUND
July 31, 1998                                                        (Unaudited)

1. Organization:

THE U. S. GOVERNMENT SECURITIES MONEY AND PRIME OBLIGATIONS FUNDS (the "Funds") are separate investment portfolios of The Arbor Fund (the "Trust"), an open-end management investment company. The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management company. The financial statements included herein relate only to the U.S Government Securities Money and Prime Obligations Funds. The Funds' prospectus provides a description of the Funds' investment objectives, policies and strategies.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds. The policies are in conformity with generally accepted accounting principles.

     SECURITY VALUATION--Investment securities held by the Funds are stated at amortized cost, which approximates market value. Under this method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

     FEDERAL INCOME TAXES--It is the Funds' intention to continue to qualify as regulated investment companies for Federal income tax purposes by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required in the financial statements.

     SECURITY TRANSACTIONS AND RELATED INCOME--Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized using the accrual method of accounting. Costs used in determining realized gains and losses on sales of investment securities are those of the specific securities sold adjusted for the accretion and amortization of purchase discounts and premiums during the respective holding periods.

     REPURCHASE AGREEMENTS--The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained in a segregated account by the broker's custodian bank until maturity of the repurchase agreement. Provisions of the repurchase agreements require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization and/or retention of the collateral by the Fund may be delayed or limited.

     NET ASSET VALUE PER SHARE--The net asset value per share of the Funds is calculated on each business day. In general, it is computed by dividing the assets of each Fund, less its liabilities, by the number of outstanding shares of each Fund.

     DISTRIBUTIONS TO SHAREHOLDERS--Distributions from net investment income are declared and recorded daily and paid monthly to shareholders. Any net realized capital gains on sales of securities are distributed to shareholders at least annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS--The Financial Statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates.

3. Administration, Transfer Agent and Distribution Agreements:

SEI Investments Mutual Funds Services (the "Administrator"), a Delaware business trust, serves as administrator to the Funds. SEI Investments Management Corporation, a wholly-owned subsidiary of SEI Investments Company, is the owner of all beneficial interest in the Administrator. The Trust and the Administrator have entered into an administration agreement dated August 1, 1994. Under terms of the Administration Agreement, the

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NOTES TO FINANCIAL STATEMENTS (concluded)                         THE ARBOR FUND
July 31, 1998                                                        (Unaudited)

Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of .08% of the average daily net assets of each Fund. The Administrator and Crestar Asset Management Company (the "Advisor") have agreed to waive a portion of their respective fees to the extent necessary so that the total operating expenses of the Funds do not exceed an annual rate of .25% of average daily net assets. During the period from February 1, 1998 to July 31, 1998, the Administrator received net administration fees totaling approximately
 .05% and .05% of the average daily net assets for U.S. Government Securities Money and Prime Obligations Funds, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

Crestar Bank (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for each Fund. The Transfer Agent also acts as the shareholder servicing agent and custodian of the Funds.

The Trust and SEI Investments Distribution Co. (the "Distributor"), a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator, have entered into a distribution agreement (the "Distribution Agreement") dated August 1, 1994. The Distributor receives no fees for its distribution services under the Distribution Agreement. For the period ended July 31, 1998, the Funds paid commissions of $129,071 to affiliated broker-dealers.

4. Investment Advisory Agreement:

The Trust has entered into an investment advisory agreement with the Advisor dated August 1, 1994 under which the Advisor is entitled to a fee which is calculated daily and paid monthly, at an annual rate of .20% of the average daily net assets of each Fund. During the period from February 1, 1998 to July 31, 1998, the Advisor received net fees totaling approximately .09% and .10% of the average daily net assets for U.S. Government Securities Money and Prime Obligations Funds, respectively. Fee waivers and expense reimbursements are voluntary and may be terminated at any time. The Advisor is a wholly-owned subsidiary of Crestar Bank, which is a wholly-owned subsidiary of Crestar Financial Corporation.

On July 20, 1998, it was announced that Crestar Financial Corporation ("Crestar"), the parent of Crestar Bank which is the parent of Crestar Asset Management Corporation ("CAMCO"), the Funds' investment advisor, and SunTrust Banks, Inc. ("SunTrust"), have signed a definitive agreement for the acquisition of Crestar by SunTrust. Subject to certain conditions being met, it is currently anticipated that Crestar will become a wholly-owned subsidiary of SunTrust in the fourth quarter of 1998.


5. Organizational Costs and Transactions with Affiliates:

Organizational costs have been capitalized by the Trust and are being amortized over sixty months beginning with the commencement of operations. In the event any of the initial shares of the Trust are redeemed by any holder thereof during the period that the Trust is amortizing its organizational costs, the redemption proceeds payable to the holder thereof by the Trust will be reduced by the unamortized organizational costs in the same ratio as the number of initial shares being redeemed bears to the number of initial shares outstanding at the time of redemption. These costs include legal fees of $24,600 for organizational work performed by a law firm of which two officers and a trustee of the Trust are partners.

Certain officers and a trustee of the Trust are also officers of the Administrator and/or Distributor. Such officers and trustee are paid no fees by the Trust for serving in their respective roles.

6. Concentration of Credit Risk:

The Funds invest primarily in money market instruments maturing in 397 days or less whose ratings are within the highest ratings category assigned by a nationally recognized statistical rating agency or, if not rated, are believed to be of comparable quality. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic and political developments in a specific industry, state or region.

 7. Capital Loss Carryovers:

As of January 31, 1998, the U.S. Government Securities Money Fund had a capital loss carryover, to the extent provided in the regulations, for Federal Income tax purposes as follows:

$11,641 expiring in 2004
$13,848 expiring in 2005

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                                      NOTES

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. Shares in the Funds are not deposits or obligations of, or guaranteed or endorsed by Crestar Bank, the parent corporation of the Funds' investment adviser. Such shares are also not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency.